Taxes - Schedule of tax liabilities (Details) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) subsidiary	Dec. 31, 2017 EUR (€) subsidiary	Dec. 31, 2016 EUR (€)
Taxes
Current tax payable	€ 1,175	€ 865	€ 1,022
Total tax liabilities	€ 1,175	€ 865	€ 1,022
Number of subsidiaries operating on a cost plus basis | subsidiary	5	1